8. Stockholders' Equity (Details)	3 Months Ended
Mar. 31, 2016 shares
Common Shares
Securities Purchase Agreement	227,273
Warrant Exercises	1,142,529
Stock Purchase Agreement	5,076,863
Totals	6,446,665
Warrant
Securities Purchase Agreement	56,818
Warrant Exercises	(1,142,529)
Warrant Issue	285,654
Warrants Replaced	(480,784)
Warrant Re-Issue	1,923,137
Stock Purchase Agreement	5,076,863
Warrants Issued for Services	202,955
Totals	5,922,114